Financial and capital risk management - Protection programs for the R$ and EUR denominated debt instruments and other liabilities (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34,000)	$ (324,000)	$ (67,000)
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$						R$ 2,115
Receivable | R$				R$ 9,445
Payable					$ 2,213		$ 558,000
Average receivable rate				100.09%	100.09%
Average payable rate				2.09%	2.09%
Fair value of liabilities					$ (473,000)		(38,000)
Financial settlement inflows (outflows)	(129,000)
Value at risk					42,000
CDI vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(60,000)
CDI vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities					(96,000)
CDI vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities					(317,000)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$						2,111
Receivable | R$				R$ 1,651
Payable					$ 460,000		601,000
Average receivable rate				1.14%	1.14%
Average payable rate				3.05%	3.05%
Fair value of liabilities					$ (163,000)		(77,000)
Financial settlement inflows (outflows)	(44,000)
Value at risk					9,000
TJLP vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(50,000)
TJLP vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities					(42,000)
TJLP vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities					(71,000)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$						2,173
Receivable | R$				R$ 2,512
Payable					$ 621,000		604,000
Average receivable rate				5.43%	5.43%
Average payable rate				0.31%	0.31%
Fair value of liabilities					$ (111,000)		(18,000)
Financial settlement inflows (outflows)	(48,000)
Value at risk					11,000
R$ fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(63,000)
R$ fixed rate vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of assets					(51,000)
R$ fixed rate vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of assets					3,000
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$						2,826
Receivable | R$				R$ 2,363
Payable					$ 622,000		759,000
Average receivable rate				5.10%	5.10%
Average payable rate				4.02%	4.02%
Fair value of liabilities					$ (173,000)		46,000
Financial settlement inflows (outflows)	(12,000)
Value at risk					13,000
IPCA vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of assets					(73,000)
IPCA vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of assets					(8,000)
IPCA vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities					(92,000)
IPCA vs. CDI swap
Derivative financial instruments.
Notional amount | R$						1,634
Receivable | R$				R$ 694
Payable					$ 550,000		1,350,000
Average receivable rate				6.63%	6.63%
Average payable rate				98.76%	98.76%
Fair value of liabilities					$ 45,000		104,000
Financial settlement inflows (outflows)	44,000
Value at risk					1,000
IPCA vs. CDI swap | 2021
Derivative financial instruments.
Fair value of liabilities					7,000
IPCA vs. CDI swap | 2022
Derivative financial instruments.
Fair value of liabilities					38,000
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$						500
Receivable | R$				R$ 500
Payable					$ 613,000		613,000
Average receivable rate				3.75%	3.75%
Average payable rate				4.29%	4.29%
Fair value of liabilities					$ 5,000
Fair value of assets					(1,000)		$ (35,000)
Financial settlement inflows (outflows)	$ (6,000)
EUR fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(4,000)
EUR fixed rate vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities					(3,000)
EUR fixed rate vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities					$ 6,000
Forward
Derivative financial instruments.
Payable | R$				R$ 916		R$ 121
Average payable rate				5.96%	5.96%
Fair value of liabilities					$ (1,000)
Value at risk					3,000
Forward | 2021
Derivative financial instruments.
Fair value of assets					$ (1,000)